UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  4/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2009
Shares				Value

	COMMON STOCK - 17.9%
	AEROSPACE/DEFENSE - 0.4%
300	United Technologies Corp.			$ 14,652

	AGRICULTURE - 1.5%
1,730	Altria Group, Inc.			28,251
380	British American Tobacco PLC			18,476
360	Philip Morris International, Inc.			13,032
				59,759
	BANKS - 0.5%
1,050	US Bancorp			19,131

	BEVERAGES - 1.9%
440	Cia de Bebidas das Americas			24,807
350	Coca-Cola Co.			15,067
350	Diageo PLC			16,747
1,020	Dr Pepper Snapple Group, Inc. *			21,124
				77,745
	CHEMICALS - 0.4%
380	Sigma-Aldrich Corp.			16,659

	COAL - 0.4%
8,540	International Coal Group, Inc. *			16,995

	COMPUTERS - 0.5%
210	International Business Machines Corp.			21,674

	COSMETICS/PERSONAL CARE - 0.3%
260	Procter & Gamble Co.			12,854

	DISTRIBUTION/WHOLESALE - 0.5%
550	Genuine Parts Co.			18,678

	DIVERSIFIED FINANANCIAL SERVICES - 0.5%
1,020	Charles Schwab Corp.			18,850

	ELECTRIC - 0.8%
1,060	Duke Energy Corp.			14,639
1,770	Pike Electric Corp. *			18,373
				33,012
Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2009 (Continued)
Shares				Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
440	Emerson Electric Co.			$ 14,978

	FOOD - 0.8%
830	Kraft Foods, Inc.			19,422
490	McCormick & Co., Inc.			14,430
				33,852
	GAS - 0.4%
660	Atmos Energy Corp.			16,309

	HEALTHCARE-PRODUCTS - 0.3%
270	Johnson & Johnson			14,137

	INSURANCE - 1.1%
14	Berkshire Hathaway, Inc. Class B *			42,910

	MISCELLANEOUS MANUFACTURING - 0.7%
1,000	General Electric Co.			12,650
270	Siemens AG			18,071
				30,721
	OIL & GAS - 2.4%
380	BP PLC			16,135
230	Chevron Corp.			15,203
310	ConocoPhillips			12,710
630	Marathon Oil Corp.			18,711
1,240	SAN Juan Basin Royalty TR			17,620
840	Valero Energy Corp.			16,666
				97,045
	OIL & GAS SERVICES - 0.8%
540	CARBO Ceramics, Inc.			16,583
340	Schlumberger, Ltd.			16,657
				33,240
	PHARMACEUTICALS - 1.4%
290	Abbott Laboratories			12,236
700	Bristol-Myers Squibb Co.			13,440
540	Merck & Co., Inc.			13,090
450	Novartis AG			14,059
				55,725
	RETAIL - 1.5%
340	McDonald's Corp.			18,119
370	Wal-Mart Stores, Inc.			18,648
810	Walgreen Co.			25,458
				62,225
Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2009 (Continued)
Shares				Value
	TRANSPORTATION - 0.4%
340	Union Pacific Corp.			$ 16,708

	TOTAL COMMON STOCK ( Cost - $702,341)			727,859

	MUTUAL FUNDS - 38.2%
	ASSET ALLOCATION FUNDS - 9.4%
1,459	Financial Trends Strategy Fund *			42,160
17,475	Leuthold Global Fund			128,615
2,380	Permanent Portfolio			78,311
3,277	Rydex Managed Futures Strategy Fund			86,477
4,299	Vanguard Convertible Securities Fund			44,276
				379,839
	CLOSED-END FUNDS - 1.0%
5,955	Van Kampen Dynamic Credit Opportunities Fund			44,901

	COMMODITY FUNDS - 4.9%
2,616	Direxion Commodity Trends Strategy Fund			76,970
19,111	PIMCO Commodity RealReturn Strategy Fund			121,929
				198,899
	DEBT FUNDS - 12.7%
3,641	BlackRock International Bond Portfolio			37,541
7,004	FPA New Income, Inc.			77,113
6,452	Hussman Strategic Total Return Fund			74,201
5,832	Metropolitan West Low Duration Bond Fund			41,292
8,078	PIMCO Unconstrained Bond Fund			82,802
17,069	T Rowe Price High Yield Fund			88,932
6,711	Vanguard Inflation-Protected Securities Fund			79,796
8,279	YieldQuest Flexible Income Fund			35,601
				517,278
	ENERGY MARKET FUND - 1.1%
2,717	Matthews China Fund			45,782

	GROWTH FUNDS - 4.3%
4,060	Bridgeway Aggressive Investors 2 Fund *			40,805
5,932	Hussman Strategic Growth Fund			79,198
9,529	Leuthold Select Equities Fund *			55,365
				175,368
	INTERNATIONAL FUNDS - 2.1%
4,707	Matthews Asia Pacific Equity Income Fund			41,894
5,401	Oakmark International Small Cap Fund			42,016
				83,910
Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2009 (Continued)
Shares				Value
	VALUE FUNDS - 2.7%
4,521	Highbridge Statistical Market Neutral Class A			$ 72,016
8,519	YieldQuest Core Equity Fund			35,778
				107,794

	TOTAL MUTUAL FUNDS ( Cost - $1,546,451)			1,553,771

	EXCHANGE TRADED FUNDS - 35.3%
	COMMODITY FUNDS - 4.9%
1,350	SPDR Gold Trust *			117,815
1,100	United States Natural Gas Fund, LP *			14,443
2,350	United States Oil Fund, LP *			67,281
				199,539
	DEBT FUNDS - 3.9%
1,040	iShares iBoxx $ High Yield Corporate Bond Fund			79,321
800	iShares iBoxx Investment Grade Corporate Bond Fund			76,960
				156,281
	EMERGING MARKET FUNDS - 4.8%
5,390	Vanguard Emerging Markets ETF			149,141
3,450	WisdomTree India Earnings Fund			45,920
				195,061
	INDEX FUND - 2.4%
4,820	Rydex 2x S&P 500 ETF			97,364

	INTERNATIONAL FUNDS - 6.0%
2,880	iShares MSCI EAFE Growth Index			120,038
3,230	iShares MSCI EAFE Value Index			124,872
				244,910
	SECTOR/SPECIALTY FUNDS - 13.3%
1,830	BearLinx Alerian MLP Select Index ETN			46,940
2,000	Claymore/Delta Global Shipping Index ETF			21,100
2,200	Claymore/SWM Canadian Energy Income Index ETF			25,168
5,000	iShares Dow Jones US Home Construction Index Fund			56,050
620	iShares S&P Global Nuclear Energy Index Fund			22,320
2,700	Market Vectors - Coal ETF			47,817
3,280	Powershares QQQ			112,438
2,780	SPDR Dow Jones International Real Estate ETF			69,305
1,870	SPDR KBW Regional Banking ETF			38,990
730	SPDR S&P Biotech ETF			33,047
2,090	Vanguard REIT ETF			66,316
				539,491

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $1,364,563)			1,432,646

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2009 (Continued)
Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 7.0%
	AGRICULTURE - 2.4%
99,000	Reynolds American, Inc.	7.25	6/1/2012	$ 96,158

	BANKS - 1.4%
57,000	Bank of America Corp.	5.375	8/15/2011	55,634

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
101,000	Ford Motor Credit Co. LLC	5.75	3/22/2010	74,235

	RETAIL - 1.4%
60,000	Best Buy Co., Inc.	6.75	7/15/2013	59,262

	TOTAL BONDS & NOTES ( Cost - $290,780)			285,289

Shares				Value
	SHORT-TERM INVESTMENTS - 2.1%
	EQUITY FUND - 2.1%
83,447	Goldman Sachs Structured US Equity Fund, 0.19% **
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $83,447)			83,447

	TOTAL INVESTMENTS - 100.5% ( Cost - $3,987,582)			$ 4,083,012
	OTHER LIABILITIES LESS ASSETS - (0.5) %			(19,039)
	NET ASSETS - 100.0%			$ 4,063,973

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation			$ 212,394
	Unrealized depreciation			(116,964)
	Net unrealized appreciation			$ 95,430

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2009

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2009 (Continued)
Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of April 30, 2009

Valuation Inputs	Investment in Securities
Level 1 - Quoted Prices	$3,797,723
Level 2 - Other Significant Observable Prices	285,289
Level 3 - Significant Unobservable Inputs	-
TOTAL	$4,083,012

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/26/09